Related party transactions (Details) - Schedule of accounts payable – related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total	$ 1,229,381	$ 207,766
Zhongcang Warehouse Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	An investment of the VIE of the Company
Nature	Storage fees
Total	$ 353,665	207,364
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a related party of the Company
Nature	Marketing expenses
Total	$ 875,716	$ 402